Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the provision computed at the federal statutory rate to the Company’s provision (benefit) for income taxes was as follows:

	Year ended December 31,
	2020		2019
	(In thousands, except percentages)
Tax at federal statutory rate	$(4,579)	(21.0)%	$(5,392)	(21.0)%
State, net of federal benefit	(922)	(4.2)%	(2,119)	(8.3)%
Stock-based compensation	234	1.1%	226	0.9%
Other	(527)	(2.5)%	(569)	(2.2)%
Change in valuation allowance	5,794	26.6%	7,854	30.6%
Total provision for income taxes	$—	—%	$—	—%

Components of Deferred Tax Assets and Liabilities	The components of deferred tax assets and liabilities were as follows:

	December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Net operating loss carryforwards	$35,818	$30,696
Research and development tax credits	5,286	4,382
Stock-based compensation	594	574
Other timing differences	644	897
Total deferred tax assets	$42,342	$36,549
Valuation allowance	(42,342)	(36,549)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

	December 31,
	2020	2019
	(in thousands)
Balance at beginning of year	$2,429	$1,928
Additions based on tax positions related to the current year	431	501
Balance at end of year	$2,860	$2,429